Stock-Based Compensation - Stock-based Compensation Expense (Details) - Marketwise, LLC - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total stock-based compensation expense	$ 47,445	$ 78,627	$ 648,520	$ 99,124	$ 553,600	$ 20,439	$ 28,212
Cost of revenue
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total stock-based compensation expense	10,568	15,058	124,916	18,226	102,736	5,025	21,889
Sales and marketing
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total stock-based compensation expense	840	1,022	14,910	2,225	10,567	0	6,323
General and administrative
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total stock-based compensation expense	$ 36,037	$ 62,547	$ 508,694	$ 78,673	$ 440,297	$ 15,414	$ 0